NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Inventory: Schedule of Inventory (Details) - USD ($)	Dec. 31, 2022	Dec. 30, 2022	Dec. 31, 2021
Details
Raw Materials	$ 1,483,764		$ 1,757,808
Finished Goods	310,600		194,490
Work in process	24,764		5,668
Inventory	$ 1,819,128	$ 1,957,966	$ 1,957,966